Earnings Per Share, Share Repurchases and Dividends on Common Stock (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	10 Months Ended	12 Months Ended			13 Months Ended	32 Months Ended	66 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Sep. 16, 2015	Dec. 04, 2014	May. 15, 2013	Jun. 16, 2010
Stock Repurchase [Line Items]
Shares Repurchased		19.3	21.4	27.3
June 2010 Share Repurchase Program Original Authorization
Stock Repurchase [Line Items]
Amount Authorized											$ 5,350.0
Total Shares Retired							83.7
Average Price Per Share							$ 63.86
Shares Repurchased		0.0	0.0	18.6
May 2013 Share Repurchase Program Original Authorization
Stock Repurchase [Line Items]
Amount Authorized										$ 4,000.0
Total Shares Retired						32.8
Average Price Per Share						$ 121.97
Shares Repurchased		2.7	21.4	8.7
December 2014 Share Repurchase Original Authorization
Stock Repurchase [Line Items]
Amount Authorized									$ 3,000.0
Total Shares Retired					16.6
Average Price Per Share					$ 164.72
Shares Repurchased		16.6	0.0	0.0
Share Repurchases-Notes to the Table
Amount repurchased	$ 2,700.0
Amount remaining under authorization for share repurchases	$ 300.0	$ 300.0			$ 300.0	$ 300.0	$ 300.0
September 2015 Share Repurchase Original Authorization
Stock Repurchase [Line Items]
Amount Authorized								$ 4,000.0
Shares Repurchased		0.0	0.0	0.0